Note 12 - Income Taxes	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Income Tax Disclosure [Text Block]
NOTE
12
– INCOME TAXES

The Company calculates its deferred tax assets and liabilities using the federal tax rate of
35%
and the following effective state rates, net of federal benefits: Idaho (
0.02%
), Utah (
2.54%
), New York State/New York City (
0.12%
), Florida (
0.06%
) and Montana (
0.05%
).

The tax effect of items that give rise to the deferred tax assets and liabilities are as follows:

	December 31, 2017	December 31, 2016
Deferred tax assets:
Net operating loss carry forward	$23,615,640	$31,980,117
Stock-based compensation	3,102,138	4,496,398
Fixed assets	320,571	-0-
Accrued bonus	54,155	-0-
Total deferred tax assets	27,092,705	36,476,515

Deferred tax liabilities:
Fixed assets	-0-	(17,231)
Less: valuation allowance	(27,092,705)	(36,459,254)
Total deferred tax liabilities	$-0-	$-0-

In assessing the realization of deferred tax assets, management determines whether it is more likely than not
some, or all, of the deferred tax assets will
not
be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the carryforward period as well as the period in which those temporary differences become deductible. Management considers the reversal of taxable temporary differences, projected taxable income and tax planning strategies in making this assessment. Based upon historical losses and the possibility of continued losses over the periods that the deferred tax assets are deductible, management believes it is more likely than not
that the Company will
not
realize the benefits of these deferred tax assets and thus recorded a valuation allowance against the entire deferred tax asset balance. The valuation allowance decreased by
$9,366,549
and increased by
$4,091,895,
in the years ended
December 31, 2017
and
2016.

At
December 31, 2017,
the Company had net operating loss carry-forwards of
$98,296,940
for federal income tax purposes and
$69,583,855
for state and local income tax purposes. The federal net operating loss carry-forwards are available to be utilized against future taxable income through fiscal year
2037
and state loss carry-forwards expire from
2024
through
2037,
subject to substantial restrictions on the utilization of net operating losses in the event of an “ownership change” as defined by the Internal Revenue Code. Utilization of the Company’s federal and state net operating loss carry-forwards are subject to limitations as a result of these restrictions.
No
amounts were provided for unrecognized tax benefits attributable to uncertain tax positions as of
December 31, 2017
and
2016.

The Internal Revenue Code of
1986,
as amended (the Code) provides for a limitation of the annual use of net operating losses following certain ownership changes (as defined by the Code) that could limit the Company’s ability to utilize these carryforwards. At this time, the Company has not
completed a study to assess whether an ownership change under Section
382
of the Code has occurred, or whether there have been multiple ownership changes since the Company’s formation, due to the costs and complexities associated with such a study. The Company may
have experienced various ownership changes, as defined by the Code, as a result of past financing transactions. Accordingly, the Company’s ability to utilize the aforementioned carryforwards may
be limited. Additionally, U.S. tax laws limit the time during which these carryforwards may
be applied against future taxes. Therefore, the Company
may
not
be able to take full advantage of these carryforwards for Federal or state income tax purposes.

The Tax Cuts and Jobs Act (“Tax Act”) was enacted on
December 22, 2017.
The Tax Act reduces the US corporate rate from
35%
to
21%
beginning in
2018.
  The Company remeasured its deferred tax assets based upon the new
21%
tax rate.  As a result, the Company decreased its deferred tax assets by
$15,181,980
with a corresponding adjustment to its valuation allowance for the year ended
December 31, 2017.

A reconciliation of the differences between the effective and statutory income tax rates is as follows:

	December 31, 2017		December 31, 2016

Federal statutory rate	$(5,218,730)	35.00%	$(2,673,920)	35.00%
State income taxes – Idaho	(2,514)	0.02%	(2,455)	0.03%
State income taxes - Utah	(378,650)	2.54%	(191,070)	2.50%
State and local income taxes - NY	(17,300)	0.12%	(28,559)	0.37%
State income taxes - Florida	(8,754)	0.06%	-0-	0.00%
State income taxes – Montana	(7,019)	0.05%	-0-	0.00%
Change in valuation allowance	(9,366,549)	62.82%	4,091,895	(53.56%)
Net nontaxable income related to derivatives	(70,786)	0.47%	(1,214,608)	15.90%
Deferred remeasurement	15,181,980	(101.83%)	-0-	0.00%
Miscellaneous	(111,678)	0.75%	18,717	(0.24%)
	$-0-	0.00%	$-0-	0.00%